Basis of Preparation	12 Months Ended
Dec. 31, 2017
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Basis of Preparation
2.	Basis of Preparation

These consolidated financial statements have been authorized for issuance on April 30, 2018. Certain amounts were reclassified in the prior years consolidated financial statements for consistency with the current year presentation. These changes in classification do not materially affect the previously reported Consolidated Statement of Financial Position, Consolidated Statement of Profit or Loss and Comprehensive Loss or Consolidated Statements of Cash Flows for any period.

Statement of Compliance

These consolidated financial statements (“the financial statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The financial statements have been prepared under the historical cost convention unless otherwise stated in the below accounting policies.

Initial Public Offering

On May 6, 2016, the general meeting of our shareholders resolved to approve and effect a capital reorganization, based on a reverse share split. The effect of the reverse share split was a 1-for-1.8 reverse share split of the outstanding common and preferred shares held by our shareholders. This reverse share split became effective on May 6, 2016. All share, per-share and related information presented in the financial statements and corresponding disclosure notes for the year ended December 31, 2015 have been retrospectively adjusted, where applicable, to reflect the impact of the reverse share split.

On May 24, 2016, the Company closed the initial public offering of 5,500,000 of its common shares and, on May 26, 2016, of an additional 639,926 of its common shares, at a price to the public of US $10 per share (the “IPO”). Net proceeds to the Company after deducting underwriting discounts and commissions and offering expenses were $53.3 million. On May 19, 2016, the Company’s common shares were listed on the Nasdaq and all of the Company’s preferred shares converted into common shares.

Follow-on Public Offerings

On June 1, 2017, the Company filed with the U.S. Securities and Exchange Commission a registration statement on Form F-3 (Registration Number 333-218432) (the “F-3 Registration Statement”), under which it registered up to $250 million of its securities and 3,200,000 shares sold to Incyte Corporation (“Incyte”). The F-3 Registration Statement became effective on June 16, 2017. On June 1, 2017, the Company also entered into a sales agreement with Cowen and Company, LLC (“Cowen”), under which the Company may issue and sell from time to time up to $50.0 million of its common shares registered under the F-3 Registration Statement through Cowen as its sales agent. Sales of common shares, if any, will be made at market prices by any method that is deemed to be an “at the market” offering. The aggregate compensation payable to Cowen as sales agent equals 3.0% of the gross sales price of the shares sold through it pursuant to the sales agreement. No sales have been made by the Company under the sales agreement.

On February 13, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the purchasers named therein (the “Investors”). Pursuant to the Purchase Agreement, the Company agreed to sell an aggregate of 3,099,997 of its common shares, nominal value €0.09 per share, to the Investors for aggregate gross proceeds of approximately $55.8 million, at a purchase price equal to $18.00 per share (the “Private Placement”). The Purchase Agreement contains customary representations and warranties from the Company and the Investors and customary closing conditions. The closing of the Private Placement occurred on February 15, 2018.

Functional and Presentation Currency

The financial statements are presented in euros, which is the Company’s functional and presentation currency. All amounts are rounded to the nearest thousands of euros, except as otherwise indicated.

Use of Estimates, Judgements and Assumptions

In the application of the Company’s accounting policies, management is required to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

The following are the critical judgments and assumptions that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the financial statements.

Capitalization of Development Costs

The criteria for capitalization of development costs have been considered by management and determined not to have been met in the twelve month period ended December 31, 2017. Therefore, all development expenditures relating to internally generated intangible assets in the twelve month period ended December 31, 2017 were expensed as incurred.

Income Taxes

The criteria for the recognition of unused tax losses are disclosed in Note 3 “Significant accounting policies”. As of December 31, 2017, deferred tax assets have not been recognized in respect of tax losses, because the Company has no history of generating taxable profits and therefore, it is not probable that sufficient taxable profit will be available against which the tax losses can be utilized. The amount of the unrecognized tax losses is disclosed in Note 8.

Deferred Revenue

The Company maintains certain research, collaboration and license agreements with ONO Pharmaceuticals Co., Ltd (“ONO”) and Incyte under which the Company has received upfront non-refundable payments for certain rights granted under the respective agreements. The applicable period over which to recognize these upfront payments requires significant judgment. Revenue related to these upfront payments is deferred and amortized on a straight-line basis over the contract period as to ONO, or the period of continuing involvement as to Incyte, as these are the periods over which the Company provides its integrated service activities.

Equity Settled Share-Based Payments

Share options granted to employees, consultants and directors are measured at the grant date fair value of the equity instruments granted. The grant date fair value is determined through the use of an option-pricing model considering the following variables:

(a)	the exercise price of the option;

(b)	the expected life of the option;

(c)	the current value of the underlying shares;

(d)	the expected volatility of the share price;

(e)	the dividends expected on the shares; and

(f)	the risk-free interest rate for the life of the option.

Prior to the Company’s IPO, the estimated the fair value of each share option granted was determined utilizing the Black-Scholes option-pricing model. For the Company’s share option plans subsequent to its IPO, management’s judgment was that the Hull & White option pricing model is the most appropriate method for determining the fair value of the Company’s share options considering the terms and conditions attached to the grants made and reflective of exercise behavior. Since the Company was not listed on a national securities exchange until May 19, 2016, there was no published share price information available until May 19, 2016. Consequently, the Company estimated the fair value of its shares and the expected volatility of that share value for the period up to May 19, 2016.

As the Company’s shares have not been publicly traded for a sufficient amount of time, the expected volatility was set by considering the historic share price volatility of a set of peer companies.

For pre-IPO valuations, the continuous yield on euro government bonds with a term to maturity comparable to the expected life of the options, as published by the European Central Bank, was applied. For post-IPO valuations, the continuous yield on U.S. Treasury Bills with a term to maturity comparable to the expected life of the options, as published by the U.S. Department of Treasury, was applied.

The result of the share option valuations and the related compensation expense that is recognized for the respective vesting periods during which services are received, is dependent on the model and input parameters used. Even though management considers the fair values reasonable and defensible based on the methodologies applied and the information available, others might derive a different fair value for the Company’s share options. These assumptions and estimates are further discussed in Note 14 to the financial statements.